Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Lawsuit provision	$ 926,391	$ 908,264	$ 810,159
Non-income-based taxes and funds payable	895,757	207,032
Payroll liabilities	884,614	430,664
Expense accruals	543,580	753,701
Unused vacation liability	463,783	297,904
Severance pay provision	105,492	34,811
Other current liabilities	48,915	154,180
Total	$ 3,868,532	$ 2,786,556